OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Tables)	2 Months Ended
Dec. 31, 2023
Other Investments Purchase Deposits And Notes Receivable
Schedule of Notes Receivable

	Note
Changes in notes receivable	6.2.1	6.2.2	Total $
Balance - October 31, 2022	-	-	-
Advances	1,170,101	250,000	1,420,101
Accrued interest	8,758	1,667	10,425
Balance - October 31, 2023	1,178,859	251,667	1,430,526
Advances	982,758	-	982,758
Accrued interest	30,755	5,083	35,838
Balance – December 31, 2023	2,192,372	256,750	2,449,122
Current portion	-	-	-
Non-current portion	2,192,372	256,750	2,449,122